Related-Party Transactions (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 15, 2018	Nov. 14, 2018	Aug. 30, 2018	Jul. 31, 2018	Jun. 30, 2018	Apr. 01, 2017	Jul. 01, 2015	Oct. 31, 2018	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Sep. 30, 2020
Related Party Transaction [Line Items]
Rent payments	$ 4,000		$ 876,875
Kasturi [Member]
Related Party Transaction [Line Items]
Acquired outstanding				449,581					449,581
Exchange shares of common stock				449,581					449,581
Dwg Acquisitions LLC [Member]
Related Party Transaction [Line Items]
Rent payments		$ 4,000			$ 3,000	$ 7,035	$ 5,000	$ 1,100
Accounts payable and accrued expenses														$ 41,512
Dwg Acquisitions LLC [Member] | Franchise Agreement [Member]
Related Party Transaction [Line Items]
Royalties and franchise fees										$ 249,934	$ 134,062	$ 403,174	$ 287,302	$ 204,391
Seediv, LLC [Member] | Asset Purchase Agreement [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity			$ 622,929
Seenu G. Kasturi [Member]
Related Party Transaction [Line Items]
Equity interest rate										89.40%		89.40%			88.10%
Accounts payable and accrued expenses										$ 1,692,005		$ 1,692,005			$ 1,965,524
Seenu G. Kasturi [Member] | Blue Victory Holdings, Inc [Member]
Related Party Transaction [Line Items]
Equity interest rate										90.00%		90.00%				90.00%
Seenu G. Kasturi [Member] | Series A Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Equity interest rate										100.00%		100.00%			100.00%
Seenu G. Kasturi [Member] | Common Stock [Member] | Mr. Kasturi [Member]
Related Party Transaction [Line Items]
Ownership percentage in common stock of company										6.90%		6.90%			18.30%